Earnings per share (Tables)	12 Months Ended
Mar. 31, 2021
Basic and diluted earnings per share [abstract]
Basic Earnings Per Share [Table Text Block]
The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2021		2020		2019
Number of equity shares at the beginning of the year (excluding treasury shares)		165,776,132		165,847,972		165,910,907
Effect of treasury shares held during the year		(56,014)		(154,020)		(100,672)
Effect of equity shares issued on exercise of stock options		124,222		64,432		103,801
Weighted average number of equity shares – Basic		165,844,340		165,758,384		165,914,036
Earnings per share of par value Rs.5 – Basic	Rs.	103.94	Rs.	117.63	Rs.	113.28

Diluted Earnings Per Share [Table Text Block]
The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2021		2020		2019
Weighted average number of equity shares – Basic		165,844,340		165,758,384		165,914,036
Dilutive effect of stock options outstanding (1)		471,701		323,601		278,718
Weighted average number of equity shares – Diluted		166,316,041		166,081,985		166,192,754
Earnings per share of par value Rs.5 – Diluted	Rs.	103.65	Rs.	117.40	Rs.	113.09

(1)	As of March 31, 2021 and 2020, 235,460 and 475,575 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.